CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ 68,450	$ (30,084)	$ 19,920
OTHER COMPREHENSIVE INCOME (LOSS)
Change in net unrealized gains (losses) on marketable securities	(1,905)	(63)	100
Less: reclassification adjustment for net losses (gains) included in net income	311	(730)	291
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,594)	(793)	391
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 66,856	$ (30,877)	$ 20,311